Related Party Transactions and Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
Honeywell 401(k) Plan [Member]
Related Party Transactions and Exempt Party-In-Interest Transactions [Abstract]
Related Party Transactions and Exempt Party-In-Interest Transactions
7.	Related Party Transactions and Exempt Party-In-Interest Transactions

The Master Trust is invested in the Company’s common stock which qualifies as an exempt party-in-interest transaction. During the year ended December 31, 2025, the Master Trust’s investment in the Company’s common stock included purchases of approximately $187 million, sales of approximately $516 million, realized gains of approximately $241 million (realized gains of approximately $239 million by the Plan), unrealized gain of approximately $579 million and dividend income of approximately $79 million. The Master Trust invests in short term investment funds managed by the Trustee. These related transactions qualify as exempt party-in-interest transactions. As described in Note 2 – “Expenses”, the Plan paid certain expenses related to Plan operation and investment activity to the Trustee.

The Company is both the plan sponsor and a party to the Master Trust, therefore the Master Trust investment and the Plan’s interest of $3.4 billion in the Company’s common stock as of December 31, 2025, qualifies as a related party transaction, along with the dividend income of $78 million earned by the Plan on this investment.